Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Of Financial Assets and Liabilities [Abstract]
Carrying Amount of Financial Assets
The carrying amounts of the Company’s financial assets and financial liabilities by category are as follows:

At December 31, 2024	Amortized cost	FVTPL	FVOCI	Total
Financial assets
Cash and cash equivalents	$239,329	$—	$—	$239,329
Marketable securities	—	—	6,142	6,142
Trade receivables	3,943	—	—	3,943
Derivative assets(1)	—	81	—	81
Restricted cash(2)	15,101	—	—	15,101
Other financial assets(3)	21,346	29,094	32,317	82,757
Total financial assets	$279,719	$29,175	$38,459	$347,353

Financial liabilities
Trade payables and accrued liabilities	$241,030	$—	$—	$241,030
Loans and borrowings	1,347,831	—	—	1,347,831
Derivative liabilities(1)	—	162,935	—	162,935
Lease liabilities(4)	80,366	—	—	80,366
Other financial liabilities(5)	108,200	—	—	108,200
Total financial liabilities	$1,777,427	$162,935	$—	$1,940,362

At December 31, 2023
Financial assets
Cash and cash equivalents	$191,995	$—	$—	$191,995
Marketable securities	—	683	91,983	92,666
Trade receivables	9,916	—	—	9,916
Derivative assets(1)	—	18,196	—	18,196
Restricted cash(2)	17,463	—	—	17,463
Other financial assets(3)	16,164	25,200	—	41,364
Total financial assets	$235,538	$44,079	$91,983	$371,600

Financial liabilities
Trade payables and accrued liabilities	$230,689	$—	$—	$230,689
Loans and borrowings	924,980	—	—	924,980
Derivative liabilities(1)	—	19,911	—	19,911
Lease liabilities(4)	46,728	—	—	46,728
Other financial liabilities(5)	36,716	—	—	36,716
Total financial liabilities	$1,239,113	$19,911	$—	$1,259,024
(1)     Includes current and non-current derivatives (note 16).
(2)    Includes current and non-current restricted cash. At December 31, 2024, the Company had $2.9 million (2023 – $2.1 million) of current restricted cash included in other current assets.
(3)    Other financial assets measured at amortized cost at December 31, 2024 and 2023 include other current and non-current receivables. Other financial assets measured at FVTPL at December 31, 2024 and 2023 relate to the Bear Creek Convertible Note (note 11(b)). Other financial assets measured at FVOCI at December 31, 2024 relate to the investment in Versamet (note 11(a)).
(4)    Includes current and non-current lease liabilities (note 18(b)).
(5)    Other financial liabilities include the Equipment Facility (note 17(a)).
The fair values of the Company’s financial assets and financial liabilities that are measured at fair value in the statement of financial position and the levels in the fair value hierarchy into which the inputs to the valuation techniques used to measure the fair values are categorized are as follows:

At December 31, 2024	Level 1(3)	Level 2(4)	Level 3(5)	Total
Marketable securities	$6,142	$—	$—	$6,142
Derivative assets(1)	—	81	—	81
Other financial assets(2)	—	29,094	32,317	61,411
Derivative liabilities(1)	—	(74,781)	(88,154)	(162,935)
Net financial assets (liabilities)	$6,142	$(45,606)	$(55,837)	$(95,301)

At December 31, 2023
Marketable securities	$92,666	$—	$—	$92,666
Derivative assets(1)	—	18,196	—	18,196
Other financial assets(2)	—	25,200	—	25,200
Derivative liabilities(1)	—	(4,212)	(15,699)	(19,911)
Net financial assets (liabilities)	$92,666	$39,184	$(15,699)	$116,151
(1)Includes current and non-current derivatives (note 16).
(2)Other financial assets measured at fair value at December 31, 2024 relate to the Bear Creek Convertible Note (note 11(b)) and the investment in Versamet (note 11(a)). Other financial assets measured at fair value at December 31, 2023 relate to the Bear Creek Convertible Note.
(3)The fair values of marketable securities are based on the quoted market price of the underlying securities.
(4)The fair values of certain derivative assets and certain derivative liabilities are measured using Level 2 inputs. The fair values of the Company’s foreign currency contracts are based on forward foreign exchange rates and the fair values of the Company’s gold contracts are based on forward metal prices.
The fair value of the Bear Creek Convertible Note is determined using a convertible debt valuation model based on the contractual terms of the Bear Creek Convertible Note and market-derived inputs including Bear Creek’s share price and share price volatility, and a market interest rate that reflects the risks associated with the financial instrument.
(5)The fair value of the investment in Versamet is measured using a market approach with reference to the market price of Versamet’s common shares in recent transactions, adjusted to reflect assumptions that market participants would use in pricing the asset, including assumptions about risks, based on available information.
The fair value of the Greenstone Contingent Consideration is calculated as the present value of projected future cash flows using a market interest rate that reflects the risk associated with the delivery of the contingent consideration. The projected cash flows are affected by assumptions related to the achievement of production milestones.

Carrying Amount of Financial Liabilities
The carrying amounts of the Company’s financial assets and financial liabilities by category are as follows:

At December 31, 2024	Amortized cost	FVTPL	FVOCI	Total
Financial assets
Cash and cash equivalents	$239,329	$—	$—	$239,329
Marketable securities	—	—	6,142	6,142
Trade receivables	3,943	—	—	3,943
Derivative assets(1)	—	81	—	81
Restricted cash(2)	15,101	—	—	15,101
Other financial assets(3)	21,346	29,094	32,317	82,757
Total financial assets	$279,719	$29,175	$38,459	$347,353

Financial liabilities
Trade payables and accrued liabilities	$241,030	$—	$—	$241,030
Loans and borrowings	1,347,831	—	—	1,347,831
Derivative liabilities(1)	—	162,935	—	162,935
Lease liabilities(4)	80,366	—	—	80,366
Other financial liabilities(5)	108,200	—	—	108,200
Total financial liabilities	$1,777,427	$162,935	$—	$1,940,362

At December 31, 2023
Financial assets
Cash and cash equivalents	$191,995	$—	$—	$191,995
Marketable securities	—	683	91,983	92,666
Trade receivables	9,916	—	—	9,916
Derivative assets(1)	—	18,196	—	18,196
Restricted cash(2)	17,463	—	—	17,463
Other financial assets(3)	16,164	25,200	—	41,364
Total financial assets	$235,538	$44,079	$91,983	$371,600

Financial liabilities
Trade payables and accrued liabilities	$230,689	$—	$—	$230,689
Loans and borrowings	924,980	—	—	924,980
Derivative liabilities(1)	—	19,911	—	19,911
Lease liabilities(4)	46,728	—	—	46,728
Other financial liabilities(5)	36,716	—	—	36,716
Total financial liabilities	$1,239,113	$19,911	$—	$1,259,024
(1)     Includes current and non-current derivatives (note 16).
(2)    Includes current and non-current restricted cash. At December 31, 2024, the Company had $2.9 million (2023 – $2.1 million) of current restricted cash included in other current assets.
(3)    Other financial assets measured at amortized cost at December 31, 2024 and 2023 include other current and non-current receivables. Other financial assets measured at FVTPL at December 31, 2024 and 2023 relate to the Bear Creek Convertible Note (note 11(b)). Other financial assets measured at FVOCI at December 31, 2024 relate to the investment in Versamet (note 11(a)).
(4)    Includes current and non-current lease liabilities (note 18(b)).
(5)    Other financial liabilities include the Equipment Facility (note 17(a)).
The fair values of the Company’s financial assets and financial liabilities that are measured at fair value in the statement of financial position and the levels in the fair value hierarchy into which the inputs to the valuation techniques used to measure the fair values are categorized are as follows:

At December 31, 2024	Level 1(3)	Level 2(4)	Level 3(5)	Total
Marketable securities	$6,142	$—	$—	$6,142
Derivative assets(1)	—	81	—	81
Other financial assets(2)	—	29,094	32,317	61,411
Derivative liabilities(1)	—	(74,781)	(88,154)	(162,935)
Net financial assets (liabilities)	$6,142	$(45,606)	$(55,837)	$(95,301)

At December 31, 2023
Marketable securities	$92,666	$—	$—	$92,666
Derivative assets(1)	—	18,196	—	18,196
Other financial assets(2)	—	25,200	—	25,200
Derivative liabilities(1)	—	(4,212)	(15,699)	(19,911)
Net financial assets (liabilities)	$92,666	$39,184	$(15,699)	$116,151
(1)Includes current and non-current derivatives (note 16).
(2)Other financial assets measured at fair value at December 31, 2024 relate to the Bear Creek Convertible Note (note 11(b)) and the investment in Versamet (note 11(a)). Other financial assets measured at fair value at December 31, 2023 relate to the Bear Creek Convertible Note.
(3)The fair values of marketable securities are based on the quoted market price of the underlying securities.
(4)The fair values of certain derivative assets and certain derivative liabilities are measured using Level 2 inputs. The fair values of the Company’s foreign currency contracts are based on forward foreign exchange rates and the fair values of the Company’s gold contracts are based on forward metal prices.
The fair value of the Bear Creek Convertible Note is determined using a convertible debt valuation model based on the contractual terms of the Bear Creek Convertible Note and market-derived inputs including Bear Creek’s share price and share price volatility, and a market interest rate that reflects the risks associated with the financial instrument.
(5)The fair value of the investment in Versamet is measured using a market approach with reference to the market price of Versamet’s common shares in recent transactions, adjusted to reflect assumptions that market participants would use in pricing the asset, including assumptions about risks, based on available information.
The fair value of the Greenstone Contingent Consideration is calculated as the present value of projected future cash flows using a market interest rate that reflects the risk associated with the delivery of the contingent consideration. The projected cash flows are affected by assumptions related to the achievement of production milestones.

Assets and Liabilities Not Measured at Fair Value
At December 31, 2024 and 2023, the carrying amounts of the Company’s cash and cash equivalents, trade and other current receivables, restricted cash, and trade payables and accrued liabilities approximate their fair values due to the short-term nature of the instruments.
The fair values of the Company’s other financial liabilities, excluding lease liabilities, that are not measured at fair value in the statement of financial position as compared to the carrying amounts were as follows:

		December 31, 2024		December 31, 2023
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Credit Facility(1)	2	$1,080,557	$1,106,280	$527,368	$539,454
2023 Convertible Notes(2)	1	131,682	188,025	123,720	181,453
2020 Convertible Notes(2)	2	135,592	144,127	135,288	142,203
Equipment Facility(3)	2	101,862	102,578	31,070	31,710
2019 Convertible Notes(2)	2	—	—	138,604	147,033
(1)The fair value of the Credit Facility (note 13(a)) is calculated as the present value of future cash flows based on the contractual cash flows discounted using a market rate of interest for similar instruments.
(2)The carrying amounts of the 2023 Convertible Notes, 2020 Convertible Notes and 2019 Convertible Notes represent the liability components of the convertible notes, while the fair values represent the liability and equity components of the convertible notes. The fair value of the 2023 Convertible Notes (note 13(b)) is based on the quoted market price of the underlying securities. The fair value of the 2020 Convertible Notes (note 13(c)) at December 31, 2024 represents the fair value of the liability component of $137.0 million (2023 – $132.8 million) and the fair value of the equity component of $7.1 million (2023 – $9.4 million). The fair value of the 2019 Convertible Notes (note 13(d)) at December 31, 2023 represents the fair value of the liability component of $138.1 million and the fair value of the equity component of $8.9 million. The fair values of the liability components of the 2020 Convertible Notes and 2019 Convertible Notes are calculated as the present value of future cash flows based on the contractual cash flows discounted using a market rate of interest for similar instruments.
(3)The fair value of the Equipment Facility (note 17(a)) is calculated as the present value of future cash flows based on the contractual cash flows discounted using a market rate of interest for similar instruments.